Goodwill and Other Intangible Assets, Net - Other intangible assets (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Other intangible assets, Cost	$ 1,188		$ 1,188	$ 719
Other intangible assets, Accumulated depreciation	(470)		(442)	(371)
Other intangible assets, Net	718		746	348
Amortization expense	23	$ 15	67	62	$ 68
Trademarks and Trade Names
Finite-Lived Intangible Assets, Net [Abstract]
Other intangible assets, Cost	115		115	61
Other intangible assets, Accumulated depreciation	(64)		(62)	(60)
Other intangible assets, Net	51		53	1
Customer Relationships
Finite-Lived Intangible Assets, Net [Abstract]
Other intangible assets, Cost	815		815	400
Other intangible assets, Accumulated depreciation	(209)		(189)	(145)
Other intangible assets, Net	606		626	255
Supplier relationship
Finite-Lived Intangible Assets, Net [Abstract]
Other intangible assets, Cost	254		254	254
Other intangible assets, Accumulated depreciation	(194)		(188)	(163)
Other intangible assets, Net	60		66	91
Travel partner network
Finite-Lived Intangible Assets, Net [Abstract]
Other intangible assets, Cost	4		4	4
Other intangible assets, Accumulated depreciation	(3)		(3)	(3)
Other intangible assets, Net	$ 1		$ 1	$ 1